Premises and Equipment - Schedule of Premises and Equipment (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 1,963,914	$ 1,717,737
Accumulated depreciation	(874,089)	(887,004)
Premises and equipment,net	1,089,825	830,733
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	646,280	646,280
Equipment and Furniture
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 1,317,634	$ 1,071,457